Significant Accounting Policies Concentration of Credit Risks (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Customer	four	four
Concentration Risk, Percentage	46.80%	50.30%
Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Customer	two	two
Concentration Risk, Percentage	29.30%	24.50%